Receivables and Other Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 169,313	₩ 164,827
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 39,092	₩ 10,821